Cover	Nov. 06, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	000-27739
Entity Registrant Name	MINERALRITE CORPORATION
Entity Central Index Key	0001096296
Entity Tax Identification Number	90-0315909
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	325 N. St. Paul Street
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	881-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Trading Symbol	RITE
Title of 12(g) Security	Common stock
Series A Preferred Stock [Member]
Title of 12(g) Security	Series A Preferred
Series B Preferred Stock [Member]
Title of 12(g) Security	Series B Preferred
Series C Preferred Stock [Member]
Title of 12(g) Security	Series C Preferred
Series D Preferred Stock [Member]
Title of 12(g) Security	Series D Preferred
Series N M C Preferred Stock [Member]
Title of 12(g) Security	Series NMC Preferred